UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A [FKNQX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 1.90%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	1153-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	1.90	0.68	1.49
Class A (with sales charge)	-0.39	0.22	1.26
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	1153-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	1153-ATSR-1125

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A1 [FKNIX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$74	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 2.05%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	153-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	2.05	0.81	1.60
Class A1 (with sales charge)	-0.24	0.35	1.37
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	153-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	153-ATSR-1125

Franklin New York Intermediate-Term Tax-Free Income Fund
Class C [FKNCX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 1.49%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	253-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	1.49	0.26	1.04
Class C (with sales charge)	0.49	0.26	1.04
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	253-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	253-ATSR-1125

Franklin New York Intermediate-Term Tax-Free Income Fund
Class R6 [FKNRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 2.22%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	8153-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.22	0.97	1.74
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	8153-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	8153-ATSR-1125

Franklin New York Intermediate-Term Tax-Free Income Fund
Advisor Class [FNYZX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 2.05%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	673-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.05	0.91	1.70
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	673-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	673-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,369 in September 30, 2024 and $40,098 in September 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in September 30, 2024 and $9,750 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $70,000 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $233,638 in September 30, 2024 and $377,023 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
New York
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.89 $10.29 $10.25 $11.72 $11.64
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.25 0.23 0.21 0.22
Net realized and unrealized gains (losses) ........... (0.07) 0.60 0.03 (1.48) 0.08
Total from investment operations .................... 0.20 0.85 0.26 (1.27) 0.30
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.22) (0.20) (0.22)
Net asset value, end of year ....................... $10.82 $10.89 $10.29 $10.25 $11.72
Total return
c
................................... 1.90% 8.32% 2.54% (10.91)% 2.58%
Ratios to average net assets
Expenses
d
.................................... 0.88% 0.86% 0.87% 0.85% 0.83%
Net investment income ........................... 2.55% 2.35% 2.16% 1.87% 1.86%
Supplemental data
Net assets , end of year (000’s) ..................... $88,618 $89,241 $88,969 $98,998 $119,113
Portfolio turnover rate ............................ 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.89 $10.30 $10.25 $11.72 $11.65
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.27 0.24 0.22 0.24
Net realized and unrealized gains (losses) ........... (0.07) 0.59 0.05 (1.47) 0.07
Total from investment operations .................... 0.22 0.86 0.29 (1.25) 0.31
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.24) (0.22) (0.24)
Net asset value, end of year ....................... $10.82 $10.89 $10.30 $10.25 $11.72
Total return
c
................................... 2.05% 8.38% 2.80% (10.77)% 2.65%
Ratios to average net assets
Expenses
d
.................................... 0.73% 0.71% 0.72% 0.70% 0.69%
Net investment income ........................... 2.69% 2.50% 2.31% 2.02% 2.03%
Supplemental data
Net assets , end of year (000’s) ..................... $156,753 $182,198 $201,001 $248,359 $334,315
Portfolio turnover rate ............................ 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.93 $10.33 $10.28 $11.76 $11.69
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.21 0.19 0.16 0.18
Net realized and unrealized gains (losses) ........... (0.07) 0.60 0.04 (1.48) 0.06
Total from investment operations .................... 0.16 0.81 0.23 (1.32) 0.24
Less distributions from:
Net investment income .......................... (0.23) (0.21) (0.18) (0.16) (0.17)
Net asset value, end of year ....................... $10.86 $10.93 $10.33 $10.28 $11.76
Total return
c
................................... 1.49% 7.86% 2.12% (11.23)% 2.08%
Ratios to average net assets
Expenses
d
.................................... 1.28% 1.26% 1.27% 1.24% 1.24%
Net investment income ........................... 2.13% 1.94% 1.74% 1.46% 1.49%
Supplemental data
Net assets , end of year (000’s) ..................... $8,192 $10,162 $16,158 $24,087 $37,418
Portfolio turnover rate ............................ 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.92 $10.33 $10.28 $11.75 $11.68
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.29 0.26 0.24 0.26
Net realized and unrealized gains (losses) ........... (0.08) 0.58 0.05 (1.47) 0.07
Total from investment operations .................... 0.23 0.87 0.31 (1.23) 0.33
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.26) (0.24) (0.26)
Net asset value, end of year ....................... $10.85 $10.92 $10.33 $10.28 $11.75
Total return .................................... 2.22% 8.53% 2.95% (10.60)% 2.80%
Ratios to average net assets
Expenses
c
..................................... 0.56% 0.55% 0.56% 0.54% 0.53%
Net investment income ........................... 2.86% 2.66% 2.46% 2.18% 2.17%
Supplemental data
Net assets , end of year (000’s) ..................... $112,089 $104,726 $93,181 $85,277 $99,307
Portfolio turnover rate ............................ 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.93 $10.33 $10.28 $11.76 $11.68
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.28 0.26 0.24 0.25
Net realized and unrealized gains (losses) ........... (0.08) 0.60 0.04 (1.49) 0.08
Total from investment operations .................... 0.22 0.88 0.30 (1.25) 0.33
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.25) (0.23) (0.25)
Net asset value, end of year ....................... $10.85 $10.93 $10.33 $10.28 $11.76
Total return .................................... 2.05% 8.56% 2.89% (10.73)% 2.83%
Ratios to average net assets
Expenses
c
..................................... 0.63% 0.61% 0.62% 0.60% 0.58%
Net investment income ........................... 2.79% 2.59% 2.40% 2.11% 2.12%
Supplemental data
Net assets , end of year (000’s) ..................... $145,195 $158,199 $173,667 $226,374 $330,045
Portfolio turnover rate ............................ 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments, September 30, 2025
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.7%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,410,992
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,347,532
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 741,637
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,000,000 5,028,108
10,117,277
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 985,000 1,008,530
b
Revenue , 2025 A-1 , Refunding , 3.91%, 12/01/45 .......................... 230,000 106,146
1,114,676
New York 91.0%
Albany Capital Resource Corp. , KIPP Capital Region Public Charter Schools , Revenue ,
2024 , 4.5% , 6/01/44 ................................................ 465,000 431,672
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,523,710
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 . 3,750,000 3,974,772
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,550,285
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 938,765
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AG Insured ,
2.375% , 7/01/40 ................................................... 5,250,000 3,835,184
Buffalo Sewer Authority , Revenue , 2025 A , 5% , 6/15/50 ....................... 3,500,000 3,668,232
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.375% , 12/01/46 ............................ 750,000 796,177
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 109,656
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,970
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 228,381
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 101,405
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 101,280
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 100,974
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,580,000 1,594,700
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 344,629
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 1,000,000 1,044,866
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,519,882
City of Long Beach , GO , 2020 A , 5% , 9/01/26 .............................. 1,370,000 1,400,538
City of New York ,
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,310,303
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,289,836
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,457,075
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,068,054
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,057,484
GO , 2025 E , 5.25% , 8/01/50 ......................................... 1,900,000 2,015,038
GO , 2025 E , 5% , 8/01/54 ............................................ 1,500,000 1,551,578
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 250,000 265,100
a
Clinton County Capital Resource Corp. , Clinton-Essex-Warren-Washington Board of
Cooperative Educational Services , Revenue , 144A, 2025 , 4.5% , 7/01/40 ........ 500,000 505,090

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
County of Suffolk ,
GO , 2018 B , AG Insured , 4% , 10/15/30 ................................. $ 6,310,000 $ 6,403,714
GO , 2018 B , AG Insured , 3.375% , 10/15/31 .............................. 6,370,000 6,397,586
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 160,998
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 163,465
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 220,283
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,027,950
Empire State Development Corp. ,
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,407,543
State of New York Sales Tax , Revenue , 2023 A , 5% , 3/15/52 ................. 5,010,000 5,177,256
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 2,000,000 2,007,894
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 551,193
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 515,660
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 15,846,135
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,319,720
Revenue , 2025 , Refunding , 5% , 9/01/39 ................................. 1,500,000 1,667,839
Metropolitan Transportation Authority ,
b
Revenue , 2017 C-2 , Refunding , 4.52%, 11/15/39 .......................... 15,000,000 8,035,646
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,209,706
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 750,000 784,356
Revenue , 2025 B , Refunding , 5% , 11/15/35 .............................. 850,000 970,272
b
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.19%, 11/15/32 ............ 30,000,000 23,977,797
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 996,678
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,068,407
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,072,424
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,064,762
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 632,315
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 754,865
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,838,494
c
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
10/01/29 ....................................................... 5,000,000 4,839,589
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 4% , 1/01/32 . 3,250,000 3,385,850
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/39 .... 2,500,000 2,187,752
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,008,915
Water & Sewer System , Revenue , 2024 CC-1 , 5.25% , 6/15/54 ................ 3,590,000 3,810,341
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,674,880
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 5,500,000 5,859,752
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,033,208
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,030,310
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 6,998,438
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/46 ........................ 1,800,000 1,886,006
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,044,631
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,557,345
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,527,003

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ $ 2,250,000 $ 2,255,049
c
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 2,250,000 2,405,862
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,771,915
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,311,317
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AG Insured , 5% , 10/01/34 .................. 5,000 5,374
Revenue , 2025 A , AG Insured , 5% , 10/01/39 ............................. 1,000,000 1,100,787
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,250,000 1,263,687
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 570,713
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 665,625
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,008,444
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 798,903
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,010,291
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,818,358
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 1,005,546
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 335,745
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 289,012
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 293,549
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 351,478
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,384,215
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 528,168
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 2,250,000 2,264,639
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,026,833
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,455,851
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,232,293
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,053,487
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 1,000,000 872,207
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,000,000 1,030,683
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,553,839
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 875,000 897,104
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 459,036
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,038,037
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5% , 7/01/37 .................................................... 750,000 825,025
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,758,783
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 183,414
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,090,135
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,212
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,394,962
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/42 1,000,000 1,068,333
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/49 5,000,000 5,202,972
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,164,814
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,220,187
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/48 ................. 4,000,000 4,159,673
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,018,762
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,000,000 3,068,479
Rochester Gas and Electric Corp. , Revenue , 2004 B , 4% , 5/15/32 ............. 2,000,000 2,044,537

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2025 C , Refunding , 5% , 6/15/47 . $ 4,000,000 $ 4,256,558
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/35 ........ 5,000,000 5,265,407
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,056,783
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,838,612
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,354,318
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,597,525
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,180,738
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 3,500,000 3,658,993
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,248,563
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 911,907
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 538,342
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 163,022
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 430,629
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,423,719
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,065,000 3,366,764
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 5,255,000 5,739,541
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 2,008,852
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 935,000 973,094
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,080,000 1,123,114
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,923,609
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 2,250,000 2,402,818
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 349,139
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 342,568
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 540,831
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 621,155
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 701,193
Syracuse University , Revenue , 2025 , 5.25% , 12/01/45 ...................... 1,000,000 1,089,778
Port Authority of New York & New Jersey ,
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 10,000,000 10,557,215
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,145,605
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 639,845
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,688,748
Revenue , 249 , Refunding , 5% , 10/15/35 ................................. 1,000,000 1,111,786
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 4.5% ,
8/01/35 ........................................................ 975,000 1,003,036
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 500,000 512,117
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 282,600
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 476,234
State of New York , GO , 2023 A , 5% , 3/15/41 ............................... 2,000,000 2,196,735
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ............... 5,000,000 4,287,463
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,303,360
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,620,171
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,359,629
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,386,373
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,343,881
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,509,031
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,064,917

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... $ 3,480,000 $ 3,489,749
b
Revenue , 2013 A , Refunding , 2.96%, 11/15/30 ............................ 14,175,000 12,206,915
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,439,571
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,113,252
Revenue , 2025 A-1 , 5% , 11/15/42 ..................................... 2,065,000 2,230,458
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/46 .................................... 1,000,000 1,046,748
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 5,000,000 5,282,487
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 1,500,000 1,581,915
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,156,734
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,000,000 3,156,489
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,900,629
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,573,670
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,112,055
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 821,020
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 999,524
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,096,673
465,075,156
South Carolina 0.3%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 1,600,000 1,599,331
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,518,628
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,440,842
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,585,000 4,694,526
b
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 1,050,000 484,581
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 2,650,000 2,676,384
7,855,491
U.S. Territories 0.2%
Guam 0.2%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
750,000 800,832
Total Municipal Bonds (Cost $ 499,596,178 ) .....................................
493,933,225
a a a a

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 24 .
Short Term Investments 2.4%
a a
Principal
Amount
a
Value
Municipal Bonds 2.4%
New York 2.4%
d
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 3.5% , 3/01/44 ........... $ 1,900,000 $ 1,900,000
GO , 2020 B-3 , Daily VRDN and Put , 3.7% , 10/01/46 ....................... 3,800,000 3,800,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.7% , 1/01/34 2,000,000 2,000,000
d
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.7% ,
6/15/33 ........................................................ 2,500,000 2,500,000
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 3.7% , 6/15/49 ....................................... 2,090,000 2,090,000
12,290,000
Total Municipal Bonds (Cost $ 12,290,000 ) ......................................
12,290,000
Total Short Term Investments (Cost $ 12,290,000 ) ................................
12,290,000
a
Total Investments (Cost $ 511,886,178 ) 99.1% ...................................
$506,223,225
Other Assets, less Liabilities 0.9% .............................................
4,623,796
Net Assets 100.0% ...........................................................
$510,847,021
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $23,186,425, representing 4.5% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $511,886,178
Value - Unaffiliated issuers .................................................................. $506,223,225
Cash .................................................................................... 140,138
Receivables:
Capital shares sold ........................................................................ 309,120
Interest ................................................................................. 5,292,826
Total assets .......................................................................... 511,965,309
Liabilities:
Payables:
Capital shares redeemed ................................................................... 532,210
Management fees ......................................................................... 213,986
Distribution fees .......................................................................... 35,191
Transfer agent fees ........................................................................ 79,332
Trustees' fees and expenses ................................................................. 842
Distributions to shareholders ................................................................. 180,675
Accrued expenses and other liabilities ........................................................... 76,052
Total liabilities ......................................................................... 1,118,288
Net assets, at value ................................................................. $510,847,021
Net assets consist of:
Paid-in capital ............................................................................. $539,504,182
Total distributable earnings (losses) ............................................................. (28,657,161)
Net assets, at value ................................................................. $510,847,021

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $88,617,763
Shares outstanding ........................................................................ 8,192,980
Net asset value per share
a ,b
.................................................................. $10.82
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.07
Class A1:
Net assets, at value ....................................................................... $156,752,959
Shares outstanding ........................................................................ 14,488,729
Net asset value per share
a ,b
.................................................................. $10.82
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.07
Class C:
Net assets, at value ....................................................................... $8,192,277
Shares outstanding ........................................................................ 754,534
Net asset value and maximum offering price per share
a ,b
............................................ $10.86
Class R6:
Net assets, at value ....................................................................... $112,088,936
Shares outstanding ........................................................................ 10,331,439
Net asset value and maximum offering price per share
b
............................................. $10.85
Advisor Class:
Net assets, at value ....................................................................... $145,195,086
Shares outstanding ........................................................................ 13,380,572
Net asset value and maximum offering price per share
b
............................................. $10.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $17,749,989
Expenses:
Management fees (Note 3 a ) ................................................................... 2,579,198
Distribution fees: (Note 3c )
Class A ................................................................................ 219,064
Class A1 ............................................................................... 165,833
Class C ................................................................................ 54,613
Transfer agent fees: (Note 3e )
Class A ................................................................................ 71,973
Class A1 ............................................................................... 136,186
Class C ................................................................................ 6,883
Class R6 ............................................................................... 15,187
Advisor Class ............................................................................ 124,911
Custodian fees (Note 4 ) ...................................................................... 2,824
Reports to shareholders fees .................................................................. 28,812
Registration and filing fees .................................................................... 40,150
Professional fees ........................................................................... 70,936
Trustees' fees and expenses .................................................................. 5,961
Other .................................................................................... 110,682
Total expenses ......................................................................... 3,633,213
Expense reductions (Note 4 ) ............................................................... (947)
Net expenses ......................................................................... 3,632,266
Net investment income ................................................................ 14,117,723
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,739,453)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (281,989)
Net realized and unrealized gain (loss) ............................................................ (4,021,442)
Net increase (decrease) in net assets resulting from operations .......................................... $10,096,281

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Intermediate-Term Tax-
Free Income Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,117,723 $14,009,893
Net realized gain (loss) ................................................. (3,739,453) (5,213,723)
Net change in unrealized appreciation (depreciation) ........................... (281,989) 36,855,271
Net increase (decrease) in net assets resulting from operations ................ 10,096,281 45,651,441
Distributions to shareholders:
Class A ............................................................. (2,220,150) (2,123,758)
Class A1 ............................................................ (4,437,304) (4,729,908)
Class C ............................................................. (177,488) (239,772)
Class R6 ............................................................ (2,992,818) (2,631,004)
Advisor Class ........................................................ (4,207,796) (4,191,118)
Total distributions to shareholders .......................................... (14,035,556) (13,915,560)
Capital share transactions: (Note 2 )
Class A ............................................................. (13,057) (4,919,809)
Class A1 ............................................................ (23,964,563) (29,743,850)
Class C ............................................................. (1,869,776) (6,744,928)
Class R6 ............................................................ 8,035,601 6,038,217
Advisor Class ........................................................ (11,926,948) (24,816,919)
Total capital share transactions ............................................ (29,738,743) (60,187,289)
Net increase (decrease) in net assets ................................... (33,678,018) (28,451,408)
Net assets:
Beginning of year ....................................................... 544,525,039 572,976,447
End of year ........................................................... $510,847,021 $544,525,039

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin New York Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,562,670 $16,716,241 1,621,579 $17,226,408
Shares issued in reinvestment of distributions .......... 177,576 1,898,263 165,278 1,770,126
Shares redeemed ............................... (1,741,630) (18,627,561) (2,234,891) (23,916,343)
Net increase (decrease) .......................... (1,384) $(13,057) (448,034) $(4,919,809)
Class A1 Shares:
Shares sold ................................... 369,765 $3,966,267 305,407 $3,238,974
Shares issued in reinvestment of distributions .......... 380,231 4,066,430 399,580 4,278,965
Shares redeemed ............................... (2,987,390) (31,997,260) (3,499,657) (37,261,789)
Net increase (decrease) .......................... (2,237,394) $(23,964,563) (2,794,670) $(29,743,850)
Class C Shares:
Shares sold ................................... 235,709 $2,537,086 92,725 $996,796
Shares issued in reinvestment of distributions .......... 15,692 168,400 20,904 224,471
Shares redeemed
a
.............................. (426,461) (4,575,262) (747,781) (7,966,195)
Net increase (decrease) .......................... (175,060) $(1,869,776) (634,152) $(6,744,928)
Class R6 Shares:
Shares sold ................................... 2,160,897 $23,193,008 1,976,715 $21,192,833
Shares issued in reinvestment of distributions .......... 216,185 2,317,739 189,605 2,037,002
Shares redeemed ............................... (1,632,883) (17,475,146) (1,603,472) (17,191,618)
Net increase (decrease) .......................... 744,199 $8,035,601 562,848 $6,038,217
Advisor Class Shares:
Shares sold ................................... 4,647,651 $49,717,161 2,951,828 $31,698,951
Shares issued in reinvestment of distributions .......... 307,851 3,302,157 308,501 3,313,409
Shares redeemed ............................... (6,054,642) (64,946,266) (5,596,459) (59,829,279)
Net increase (decrease) .......................... (1,099,140) $(11,926,948) (2,336,130) $(24,816,919)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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Notes to Financial Statements

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Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.497% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements

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Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$102,927 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until January 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2025, these purchase and sale transactions aggregated $63,000,000 and $50,004,233, respectively, with net realized gains of $93,370.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,719
CDSC retained .............................................................................. $2,671
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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Notes to Financial Statements

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Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2025 and 2024 , was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$104,366,106 and $143,801,198, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 10,104,130
Long term ................................................................................ 13,506,093
Total capital loss carryforwards ............................................................... $23,610,223
2025 2024
Distributions paid from:
Ordinary income .......................................................... $74,219 $369,730
Tax exempt income ........................................................ 13,961,337 13,545,830
$14,035,556 $13,915,560
Cost of investments .......................................................................... $511,264,101
Unrealized appreciation ........................................................................ $5,834,406
Unrealized depreciation ........................................................................ (10,875,282)
Net unrealized appreciation (depreciation) .......................................................... $(5,040,876)
Distributable earnings:
Undistributed tax exempt income ................................................................. $174,613

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Notes to Financial Statements

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Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2025, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Notes to Financial Statements

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Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin New York Tax-Free Trust and Shareholders of Franklin New York Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New
York Intermediate-Term Tax-Free Income Fund (the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended
September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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Annual Report
Franklin New York Intermediate-Term Tax-Free Income
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $13,961,337
Section 163(j) Interest Earned §163(j) $347,174

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin New York Tax-Free Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Resources, Inc. (FRI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.

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Annual Report
The Performance Universe for the Fund included the Fund and all retail and institutional New York intermediate municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that prior to December 2023, the Fund maintained a maximum dollar-weighted average portfolio maturity of 10 years, whereas most of the peers in the Fund’s Performance Universe did not have a similar constraint, which adversely impacted the Fund’s relative performance for the three- and five-year periods. Management further explained that the Fund’s underweight allocations to duration and credit risk until 2021 also detracted from the Fund’s relative performance versus the Performance Universe during the three- and five-year periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. Management also noted that the Board approved an extension of the maximum dollar-weighted average portfolio maturity from 10 years to 12 years effective December 2023, in an effort to allow the Fund to reduce term structure differences versus the Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The
Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class A or
Investor Class shares for each other fund in its Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and six other New York intermediate municipal debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio for the Fund was 4.8 basis points above the median. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies

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Annual Report
used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4153-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin New York Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025